Note 25 - Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
25.	SUBSEQUENT EVENT

On March 1, 2012, the Company entered into a revised credit agreement (the “New Credit Agreement”) with a syndicate of lenders.  The New Credit Agreement increases the committed senior revolving credit facility to $350,000 from $275,000 and includes an uncommitted accordion provision allowing for an additional $100,000 of borrowing capacity under certain circumstances.  The New Credit Agreement has a five year term ending March 1, 2017 and bears interest at 1.25% to 3.00% over floating reference rates, depending on certain leverage ratios.  The remaining terms were substantially unchanged from the prior credit agreement.